Fair Values of Financial Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Gains or losses in earnings attributable to the change in unrealized gains or losses	$ 0	$ 0
Carrying value of an impaired loan	10,306,000	4,396,000
Impaired loans, allowance for loan losses	401,000	443,000
Fair value adjustment to OREO due to declines or impairment after foreclosure	$ 0	$ 234,042